Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Cost:
Beginning balance	511,516	488,049
- Additions	419	71,224
- Vessels contributed to United Maritime Corporation	-	(17,948)
- Transfer to “Assets held for Sale”	-	(29,809)
Ending balance	511,935	511,516

Accumulated depreciation:
Beginning balance	(77,383)	(61,987)
- Depreciation for the period	(11,941)	(23,294)
- Vessels contributed to United Maritime Corporation	-	5,046
- Transfer to “Assets held for Sale”	-	2,852
Ending balance	(89,324)	(77,383)

Net book value	422,611	434,133